EQUITY (Schedule of Non-Vested Restricted Common Stock Activity) (Details) - Restricted Stock [Member]	3 Months Ended
Jun. 30, 2016 shares
Non-vested shares, March 31, 2016	175,833
Granted
Vested	(2,500)
Forfeited
Non-vested shares, June 30, 2016	173,333